PSF Stock Index Portfolio Investment Strategy - PSF Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% its assets (net assets plus any borrowings made for investment purposes) in common stocks of companies that comprise the S&P 500 Index. The Portfolio will attempt to remain as fully invested in the S&P 500 Index stocks as possible in light of cash flow into and out of the Portfolio. The subadviser aims to hold the same security composition as the S&P 500 Index, with the exception of Prudential Financial stock.Under normal conditions, the subadviser aims to replicate the S&P 500 Index in proportion to their weighting in the S&P 500 Index. The S&P 500 Index is a market-weighted index, which represents more than 70% of the market value of all publicly-traded common stocks. The Portfolio is not “managed” in the traditional sense of using market and economic analyses to select stocks. Rather, the portfolio managers generally purchase stocks in proportion to their weighting in the S&P 500 Index. The Portfolio may invest in derivatives, such as futures, options, swaps and swap options, to seek to enhance returns, manage exposure, or for cash management purposes. The use of derivatives may not be successful, and there is no guarantee that the instruments necessary to implement these investments will be available or that the Portfolio will not lose money.